RELATED PARTIES BALANCE AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 144,440		$ 133,215	$ 106,563
Accounts payable written-off		$ 146,662	146,662
Thalesco Eurotronics Pte Ltd [Member]
Accrued interest			1,000,000
Accounts payable written-off			$ 146,662